Equipment and Leasehold Improvements, Net (Tables)	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Components of Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2014	2013
Computer equipment	$1,071,720	$1,020,643
Leasehold improvements	192,007	189,655
Furniture, fixtures and other	65,071	63,158

	1,328,798	1,273,456
Less accumulated depreciation	(1,039,842)	(997,912)

	$288,956	$275,544